Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 45,078,215	$ 74,143,103	$ 50,920,893
Lease liabilities	(44,196,888)	(70,662,225)	$ (84,395,030)
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 45,078,215	$ 74,143,103